Leasing Arrangements - Schedule Of Weighted Average Remaining Lease Term Discount Rates For Operating And Finance Leases (Detail)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating, Weighted average remaining lease term (in years)	12 years	13 years	14 years
Finance, Weighted average remaining lease term (in years)	9 years	10 years	10 years
Operating, Weighted average discount rate percentage	8.70%	8.70%	8.10%
Finance, Weighted average discount rate percentage	7.50%	7.50%	7.40%